Dividends (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands									12 Months Ended
	Aug. 20, 2024 CNY (¥)	Aug. 20, 2024 USD ($) $ / shares	Mar. 19, 2024 CNY (¥)	Mar. 19, 2024 USD ($) $ / shares	Mar. 14, 2023 CNY (¥)	Mar. 14, 2023 USD ($) $ / shares	Mar. 15, 2022 CNY (¥)	Mar. 15, 2022 USD ($) $ / shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Dividends
Dividend declared ($ per share) | $ / shares		$ 0.35		$ 0.62		$ 0.37		$ 0.25
Common stock dividend	¥ 2,012,929	$ 282,239	¥ 3,600,516	$ 500,134	¥ 2,055,723	$ 299,319	¥ 1,289,418	$ 202,433
Payment of dividends									¥ 5,605,451	$ 767,944	¥ 2,072,509	$ 291,907	¥ 1,323,205	$ 191,847
Payment of dividends With Foreign Exchange Rate | $										$ 780,655